Operating costs and non-underlying items	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Operating Costs and Non-underlying Items
3. Operating costs and
non-underlying
items
Operating costs
Operating costs include cost of sales, brand and marketing investment and overheads.
(i) Cost of sales
Cost of sales includes the cost of inventories sold during the period and distribution costs. The cost of inventories are raw and packaging materials and related production costs. Distribution costs are charged to the income statement as incurred.
(ii) Brand and marketing investment
Brand and marketing investment include costs related to creating and maintaining brand equity and brand awareness. This includes media, advertising production, promotional materials and engagement with consumers. These costs are charged to the income statement as incurred.
(iii) Overheads
Overheads include staff costs associated with sales activities and central functions such as finance, human resources and research and development costs. Research and development costs are staff costs, material costs, depreciation of property, plant and equipment and other costs that are directly attributable to research and product development activities. These costs are charged to the income statement as incurred.
Non-underlying
items
These items are relevant to an understanding of our financial performance due to their nature and/or frequency of occurrence.
(i)
Non-underlying
items within operating profit
These are gains and losses on business disposals, acquisition and disposal-related costs, restructuring costs, impairments and other items within operating profit classified here due to their nature and/or frequency. Restructuring costs are charges associated with activities planned by management that significantly change either the scope of the business or the manner in which it is conducted.
(ii)
Non-underlying
items not in operating profit but within net profit
These are net monetary gain or loss arising from hyperinflationary economies and significant and unusual items in net finance cost, share of profit/ (loss) of joint ventures and associates and taxation.

	€ million	€ million	€ million
	2020	2019	2018
Turnover	50,724	51,980	50,982
Cost of sales	(28,684)	(29,102)	(28,703)
of which:

Distribution costs	(3,104)	(3,089)	(3,057)
Production costs	(3,696)	(3,701)	(3,732)
Raw and packaging materials and goods purchased for resale	(20,400)	(20,769)	(20,516)
Other	(1,484)	(1,543)	(1,398)

Gross profit	22,040	22,878	22,279
Selling and administrative expenses	(12,673)	(12,931)	(12,816)
of which:

Brand and marketing investment	(7,091)	(7,272)	(7,150)
Overheads	(5,582)	(5,659)	(5,666)
of which: Research and development	(800)	(840)	(900)

Non-underlying items within operating profit before tax	(1,064)	(1,239)	3,176

Operating profit	8,303	8,708	12,639

Exchange losses within operating costs in 2020 are €45 million (2019: €41 million; 2018: €49 million).
Non-underlying
items
Non-underlying
items are disclosed on the face of the income statement to provide additional information to users to help them better understand underlying business performance.

	€ million	€ million	€ million
	2020	2019	2018
Non-underlying items within operating profit before tax	(1,064)	(1,239)	3176

Acquisition and disposal-related costs	(69)	(132)	76
Gain on disposal of group companies (a)	8	70	4,331
Restructuring costs (b)	(916)	(1,159)	(914)
Impairments (c)	—	(18)	(208)
Other (d)	(87)	—	(109)

Tax on non-underlying items within operating profit	272	309	(259)

Non-underlying items within operating profit after tax	(792)	(930)	2,917

Non-underlying items not in operating profit but within net profit before tax	(36)	35	154

Share of gain on disposal of Spreads business in Portugal JV	—	3	32
Interest related to the UK tax audit of intangible income and centralised services	(56)	—	—
Net monetary gain arising from hyperinflationary economies	20	32	122

Tax impact of non-underlying items not in operating profit but within net profit	(146)	(196)	(29)

Impact of US tax reform	—	—	(29)
Taxes related to the reorganisation of our European business	(58)	(175)	—
Taxes related to share buyback as part of Unification	(30)	—	—
Taxes related to the UK tax audit of intangible income and centralised services	(53)	—	—
Hyperinflation adjustment for Argentina deferred tax	(5)	(21)	—

Non-underlying items not in operating profit but within net profit after tax	(182)	(161)	125

Non-underlying items after tax (e)	(974)	(1,091)	3,042

Attributable to:
Non-controlling interest	(23)	(28)	18
Shareholders’ equity	(951)	(1,063)	3,024

(a)	2020 gain relates to a laundry bar business disposal. 2019 includes a gain of €57 million relating to the disposal of Alsa. 2018 includes a gain of €4,331 million on disposal of spreads business.
(b)	Restructuring costs are comprised of various supply chain optimisation projects and organisational change programmes across markets.
(c)	2019 includes a charge of €18 million relating to an impairment of goodwill for a local business classified to held for sale.
(d)	2020 includes a charge of €87 million for litigation matters in relation to investigations by national competition authorities.
(e)	Non-underlying items after tax is calculated as non-underlying items within operating profit after tax plus non-underlying items not in operating profit but within net profit after tax.